Shareholders' Equity (Details)				12 Months Ended
	May 07, 2020 shares	Feb. 08, 2019 CNY (¥) shares	Feb. 08, 2019 USD ($) shares	Dec. 31, 2020 CNY (¥) shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 CNY (¥) shares	Dec. 31, 2018 CNY (¥)	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 USD ($) shares	Dec. 31, 2018 USD ($)	Jul. 31, 2018 CNY (¥)
Shareholders' Equity (Details) [Line Items]
Ordinary stock, shares issued				27,037,302				27,037,302
Convertible promissory note				¥ 4,038,000				$ 619,000
Converted ordinary shares				63,250	63,250
Conversion price (in Dollars per share) | $ / shares					$ 5.0
SPAC Transaction, description				Prior to the closing of the SPAC Transaction, the Company issued 533,000 ordinary shares to the financial advisors and underwriter with fair value of RMB18,713 (US$ 2,868) based on share price of U$5.0 per ordinary share at the time of the transaction.	Prior to the closing of the SPAC Transaction, the Company issued 533,000 ordinary shares to the financial advisors and underwriter with fair value of RMB18,713 (US$ 2,868) based on share price of U$5.0 per ordinary share at the time of the transaction.
Original shareholders, percentage				70.00%	70.00%
Total cash equivalent (in Yuan Renminbi) | ¥				¥ 175,000,000
Per share price (in Dollars per share) | $ / shares								$ 2.98
Average closing price term				15 days	15 days
Fair value amount				¥ 175,000,000				$ 26,800,000
Ordinary stock, shares outstanding				27,037,302		19,400,000		27,037,302	19,400,000
Warrants exercisable, shares				3,010,000				3,010,000
Weighted average life				3 years 36 days	3 years 36 days
Unit purchase option, description				the Company sold to Chardan, for $100, an option to purchase up to 375,000 Units exercisable at $11.50 per Unit (or an aggregate exercise price of $4,312,500) exercisable on the completion of the SPAC Transaction on May 7, 2020. On February 20, 2019, in connection with the underwriters’ election to exercise the over-allotment option in full, the Company issued Chardan an option to purchase up to an additional 56,250 Units exercisable at $11.50 per Unit for no additional consideration. Each Unit consists of one ordinary share, one redeemable warrant and one right (together “UPO”). The unit purchase option may be exercised for cash or on a cashless basis, at the holder’s option, and expires February 5, 2024. As of December 31, 2020, the Group had UPO units exercisable for 690,000 ordinary shares with weighted average life of 3.1 years and expiring on February 5, 2024.	the Company sold to Chardan, for $100, an option to purchase up to 375,000 Units exercisable at $11.50 per Unit (or an aggregate exercise price of $4,312,500) exercisable on the completion of the SPAC Transaction on May 7, 2020. On February 20, 2019, in connection with the underwriters’ election to exercise the over-allotment option in full, the Company issued Chardan an option to purchase up to an additional 56,250 Units exercisable at $11.50 per Unit for no additional consideration. Each Unit consists of one ordinary share, one redeemable warrant and one right (together “UPO”). The unit purchase option may be exercised for cash or on a cashless basis, at the holder’s option, and expires February 5, 2024. As of December 31, 2020, the Group had UPO units exercisable for 690,000 ordinary shares with weighted average life of 3.1 years and expiring on February 5, 2024.
Receipt of cash payament (in Dollars) | $					$ 100
Unit purchase option (in Dollars) | $					$ 1,286,000
Expected volatility, percentage				35.00%	35.00%
Rsk-free interest rate, percentage				2.44%	2.44%
Expected life				5 years	5 years
Dividend declared						¥ 104,590	¥ 228,500		$ 15,023	$ 33,200	¥ 333,090
Capital distribution (in Yuan Renminbi) | ¥						32,328	10,000
Proceeds from Partnership Contribution (in Yuan Renminbi) | ¥							¥ 8,399
Earn-out liability, description				As a result, there was 3,540,960 earn-out shares required to be issued and the Company classified the related portion of earn-out liability in aggregated of RMB200,100 as shares to be issued in the equity of the Company.	As a result, there was 3,540,960 earn-out shares required to be issued and the Company classified the related portion of earn-out liability in aggregated of RMB200,100 as shares to be issued in the equity of the Company.
BeeLive [Member]
Shareholders' Equity (Details) [Line Items]
Ordinary stock, shares issued				3,786,719				3,786,719
Total cash equivalent (in Yuan Renminbi) | ¥				¥ 250,000,000
Per share price (in Dollars per share) | $ / shares								$ 6.68
Initial Public Offering [Member]
Shareholders' Equity (Details) [Line Items]
Ordinary stock, shares issued		402,983	402,983
Converted ordinary shares				602,000	602,000
Deferred underwriting commission		¥ 14,131,000	$ 2,166,000
Public warrants, shares				5,750,000	5,750,000
Private Placement [Member]
Shareholders' Equity (Details) [Line Items]
Private warrants, shares				270,000	270,000
Warrants [Member]
Shareholders' Equity (Details) [Line Items]
Ordinary per share price (in Dollars per share) | $ / shares					$ 16.50
Warrants [Member]
Shareholders' Equity (Details) [Line Items]
Warrants outstanding and exercisable (in Dollars) | $								$ 6,020,000
Warrants, description				The Public Warrants became exercisable upon the completion of the SPAC Transaction on May 7, 2020 with exercise price of US$11.5 per full share. The Public Warrants will expire five years from February 5, 2019 (or February 5, 2024).	The Public Warrants became exercisable upon the completion of the SPAC Transaction on May 7, 2020 with exercise price of US$11.5 per full share. The Public Warrants will expire five years from February 5, 2019 (or February 5, 2024).
Warrants per share price (in Dollars per share) | $ / shares								$ 0.01
Exercise price (in Dollars per share) | $ / shares								$ 11.5
Common Stock [Member]
Shareholders' Equity (Details) [Line Items]
Ordinary stock, shares issued				19,400,000		2,461,983		19,400,000	2,461,983
Ordinary stock, shares outstanding	2,249,350					2,461,983			2,461,983
Redemption of ordinary shares	212,633
Earn-out consideration shares				3,000,000				3,000,000